SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 2                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 3                                                        [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 2
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 2 to Registrant's Registration Statement No. 333-36047/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

Prospectus for Keystone Growth and Income Fund (S-1) contained in Post-Effective
     Amendment No. 84 to Registration Statement No. 2-10661/811-98 filed on
              December 6, 1996 is incorporated by reference herein.

                                     PART B
                                     ------

Statement of Additional Information for Keystone Growth and Income Fund (S-1)
     contained in Post-Effective Amendment No. 84 to Registration Statement No. 2-10661/811-98 filed on December 6, 1996 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


N-1A Item No.       Prospectus Caption

Part A
   1                Cover Page

   2                Expense Information

   3                Financial Highlights

   4                Cover Page
                    Fund Description
                    Investment Objective and Policies
                    Investment Restrictions
                    Risk Factors
                    Additional Investment Information

   5                Fund Management and Expenses
                    Additional Information

   5A               Not applicable

   6                Fund Description
                    Dividends and Taxes
                    Fund Shares
                    Shareholder Services


   7                How to Buy Shares
                    Distribution Plan
                    Shareholder Services
                    Pricing Shares

   8                How to Redeem Shares

   9                Not applicable

Part B
  10                Cover Page

  11                Table of Contents

  12                Investment Objective and Policies

  13                Investment Objective and Policies
                    Investment Restrictions
                    Brokerage
                    Appendix

  14                The Trust Agreement
                    Trustees and Officers

  15                Additional Information

  16                Distribution Plan
                    Investment Management
                    Principal Underwriter
                    Additional Information
                    Expenses

  17                Brokerage

  18                The Trust Agreement

  19                Valuation of Securities
                    Distribution Plan
                    Sales Charges

  20                Distributions and Taxes

  21                Principal Underwriter

  22                Standardized Total Return and
                    Yield Quotations

  23                Financial Statements

                          SUPPLEMENT TO THE STATEMENTS
                          OF ADDITIONAL INFORMATION OF

Evergreen Aggressive Growth Fund, Evergreen American Retirement Fund, Evergreen Emerging Markets Growth Fund, Evergreen Florida High Income Municipal Bond Fund,
  Evergreen Foundation Fund, Evergreen Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Global Leaders Fund, Evergreen Growth and Income Fund, Evergreen
     High Grade Tax Free Fund, Evergreen Income and Growth Fund, Evergreen Intermediate Term Government Securities Fund, Evergreen International Equity Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Tax
 Exempt Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Micro Cap Fund, Evergreen Money Market Fund, Evergreen North Carolina
     Municipal Bond Fund, Evergreen Short-Intermediate Bond Fund, Evergreen Short-Intermediate Municipal Fund, Evergreen Small Cap Equity Income Fund,
Evergreen South Carolina Municipal Bond Fund, Evergreen Tax Strategic Foundation
 Fund, Evergreen U.S. Government Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen Virginia Municipal Bond Fund, Evergreen Capital Preservation and Income Fund, Evergreen Fund for Total Return, Evergreen Natural Resources Fund, Evergreen Omega Fund, Evergreen Strategic Income Fund, Evergreen California Tax
 Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund,
  Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone Quality Bond Fund (B-1), Keystone Small
   Company Growth Fund (S-4), Keystone Strategic Growth Fund (K- 2), Keystone Growth and Income Fund (S-1), Evergreen Select Adjustable Rate Fund, Evergreen
  Select Small Cap Growth Fund, Keystone International Fund, Keystone Precious Metals Holdings, and Keystone Tax Free Fund (each a "Fund" and, collectively, the "Funds")

         The Statements of Additional Information of each of the Funds are hereby supplemented as follows:

STANDARDIZED FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each of the above Funds, except Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone Small Company Growth Fund (S-4), and Keystone Tax Free Fund, has adopted the following standardized fundamental investment restrictions. These restrictions may be changed only by a vote of Fund shareholders.

1.       Diversification of Investments

         The Fund may not make any investment inconsistent with the Fund's classification as a diversified [non-diversified] investment company under the Investment Company Act of 1940.

2. Concentration of a Fund's Assets in a Particular Industry. ([All Funds other than those listed below.)

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities [or in the case of Money Market Funds domestic bank money instruments]).

         For Evergreen Utility Fund

         The Fund will concentrate its investments in the utilities industry.

         For Keystone Precious Metals Holdings

         The Fund will concentrate its investments in industries related to the mining, processing or dealing in gold or other precious metals and minerals.

3.       Issuance of Senior Securities

         Except as permitted under the Investment Company Act of 1940, the Fund may not issue senior securities.

4.       Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

5.       Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

6.       Investment in Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by companies that invest in real estate.

7.       Commodities

         The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.       Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment instruments shall not be deemed to be the making of a loan.

9.       Investment in Federally Tax Exempt Securities

         The  following  Funds  have  also  adopted a  standardized  fundamental
investment   restriction  in  regard  to  investments  in  federally  tax-exempt securities:

Evergreen Tax Strategic Foundation Fund                       Evergreen High Grade Tax Free Fund
Evergreen Georgia Municipal Bond Fund                         Evergreen North Carolina Municipal Bond Fund
Evergreen South Carolina Municipal Bond Fund                  Evergreen Virginia Municipal Bond Fund
Evergreen New York Tax Free Fund                              Evergreen Massachusetts Tax Free Fund
Evergreen California Tax Free Fund                            Evergreen Pennsylvania Tax Free Fund
Evergreen Institutional Tax Exempt Money Market Fund          Evergreen Missouri Tax Free Fund
Evergreen Short-Intermediate Municipal Fund


         The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for Funds with the words tax exempt, tax free or municipal in their names.

ELIMINATION OF CERTAIN NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The nonfundamental investment restrictions described below have been eliminated by each Fund listed under such restriction:

1.       PROHIBITION ON INVESTMENT IN UNSEASONED ISSUERS

         Evergreen  Fund,  Growth and  Income  Fund,  Income  and  Growth  Fund,
         American   Retirement  Fund,  Money  Market  Fund,   Short-Intermediate
         Municipal  Fund,  Growth and Income  Fund (S-1),  Omega Fund,  Precious
         Metals Holding, Strategic Growth Fund (K- 2), High Income Bond Fund (B-4), Capital Preservation and Income Fund, Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, International Fund


2. PROHIBITION ON INVESTMENT IN COMPANIES FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

         Evergreen Fund, Growth and Income Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Emerging Markets Growth Fund, International Equity Fund, Global Leaders Fund, Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, Growth and Income Fund (S-1), Precious Metals Holdings, Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Fund for Total Return, International Fund

3. PROHIBITION ON INVESTMENT IN COMPANIES IN WHICH TRUSTEES OR OFFICERS OF THE FUNDS ALSO HOLD SHARES ABOVE CERTAIN PERCENTAGE LEVELS

         Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Short-Intermediate Municipal Fund, Precious Metals Holdings, Inc.

4. Prohibition on Investment of More Than 5% of a Fund's Net Assets in Warrants, With No More Than 2% of Net Assets Being Invested in Warrants That Are Listed NEW YORK NOR AMERICAN STOCK EXCHANGES

         Evergreen  Fund,  MicroCap  Fund,  Growth and Income  Fund,  Income and
         Growth   Fund,    Foundation    Fund,    American    Retirement   Fund,
         Short-Intermediate Municipal Fund

5. PROHIBITION ON INVESTMENT IN OIL, GAS OR OTHER MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS

         Evergreen Fund, MicroCap Fund, Aggressive Growth Fund, Growth and Income Fund, Small Cap Equity Fund, Income and Growth Fund, Value Fund, Intermediate Term Government Securities Fund, Foundation Fund, American Retirement Fund, Money Market Fund, Florida High Income Municipal Bond Fund, Short-Intermediate Municipal Fund, High Grade Tax Free Fund, Precious Metals Holdings, Inc.

6.       PROHIBITION ON JOINT TRADING ACCOUNTS

         Evergreen Fund, MicroCap Fund, Growth and Income Fund, Income and Growth Fund, Foundation Fund, American Retirement Fund, Florida High Income Municipal Bond Fund

7. PROHIBITION ON INVESTMENT IN OTHER INVESTMENT COMPANIES. [Note: The Funds may invest in such companies to the extent permitted by the Investment Company Act of 1940 and the rules thereunder.]

         Growth and Income Fund,  Utility  Fund,  Small Cap Equity  Income Fund,
         Income and Growth Fund, Value Fund, Short-Intermediate Bond Fund, Intermediate Term Government Securities Fund, Foundation Fund, Tax Strategic Foundation Fund, American Retirement Fund, High Grade Tax Free Fund, Growth and Income Fund (S-1), Omega Fund, Precious Metals Holdings, Strategic Growth Fund (K-2), High Income Bond Fund (B-4), Select Adjustable Rate Fund, Strategic Income Fund, Fund for Total Return, Global Opportunities Fund, International Fund, Massachusetts Tax Free Fund, New York Tax Free Fund, Pennsylvania Tax Free Fund, California Tax Free Fund and Missouri Tax Free Fund.

RECLASSIFICATION OF ALL OTHER FUNDAMENTAL INVESTMENT RESTRICTIONS

All investment restrictions other than those described above as having been standardized or eliminated have been reclassified from fundamental to nonfundamental and, as, such, may be changed by the Funds' Boards of Trustees at any time without a shareholder vote.

TRUSTEES

         The Trustees and executive officers of each Trust, their ages, and their principal occupations during the last five years are shown below:

         JAMES S. HOWELL (72), 4124 Crossgate Road, Charlotte, NC-Chairman of the Evergreen Group of Mutual Funds and Trustee. Retired Vice President of Lance Inc. (food manufacturing); Chairman of the Distribution Comm. Foundation for the Carolinas from 1989 to 1993.

         RUSSELL A. SALTON, III, M.D. (49), 205 Regency Executive Park, Charlotte, NC- Trustee. Medical Director, U.S. Healthcare of Charlotte, North Carolina since 1996; President, Primary Physician Care from 1990 to 1996.

         MICHAEL S. SCOFIELD (53), 212 S. Tryon Street, Suite 980, Charlotte, NC-Trustee. Attorney, Law Offices of Michael S. Scofield since 1969.

         GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC - Trustee. Sales Representative with Nucor-Yamoto Inc. (steel producer) since 1988.

         THOMAS L. McVERRY (58), 4419 Parkview Drive, Charlotte, NC - Trustee. Director of Carolina Cooperative Federal Credit Union since 1990 and Rexham Corporation from 1988 to 1990; Vice President of Rexham Industries, Inc. (diversified manufacturer) from 1989 to 1990; Vice President - Finance and Resources, Rexham Corporation from 1979 to 1990.

         WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC - Trustee. Partner in the law firm Holcomb and Pettit, P.A. since 1990.

         LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL - Trustee. Real estate developer and construction consultant since 1980; President of Centrum Equities since 1987 and Centrum Properties, Inc. since 1980.

         CHARLES A. AUSTIN III (61), Trustee. Investment counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice); and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

         K. DUN GIFFORD (57) Trustee. Chairman of the Board, Director, and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

         LEROY KEITH, JR. (57) Trustee. Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

         DAVID M. RICHARDSON (55) Trustee. Executive Vice President, DMR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and
         Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

         RICHARD J. SHIMA (57) Trustee and Advisor to the Boards of Trustees of the Evergreen Group of Mutual Funds. Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of
         Connecticut, Hartford Hospital, Old State House Association, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford YMCA; former Director; Executive Vice President, and Vice Chairman of The Travelers Corporation.

EXECUTIVE OFFICERS

         JOHN J. PILEGGI (37), 230 Park Avenue, Suite 910, New York, NY - President and Treasurer. Consultant to BISYS Fund Services since 1996. Senior Managing Director, Furman Selz LLC since 1992, Managing Director from 1984 to 1992.

         GEORGE O. MARTINEZ (37), 3435 Stelzer Road, Columbus, OH - Secretary. Senior Vice President/Director of Administration and Regulatory Services, BISYS Fund Services since April 1995. Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995.

         The officers of the Trusts are officers and/or employees of The BISYS Group, Inc. ("BISYS Group"), except for Mr. Pileggi, who is a consultant to The BISYS Group. The BISYS Group is an affiliate of Evergreen Distributor, Inc. ("EDI"), the distributor of each class of shares of each Fund.

         No officer or Trustee of the Trusts owned more than 1.0% of any class of shares of any of the Funds as of November 30, 1997.

DISTRIBUTION PLANS

The following is added to the disclosure under the caption "Distribution Plan"

Class A and B shares are made available to employer-sponsored retirement or savings plans ("Plans") without a sales charge if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in Funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.

The following is added to the Statement of Additional Information of each of Keystone Balanced Fund (K-1), Keystone Diversified Bond Fund (B-2), Keystone High Income Bond Fund (B-4), Keystone International Fund, Keystone Precious Metals Holdings, Keystone Quality Bond Fund (B-1), Keystone Small Company Growth Fund (S-4), Keystone Strategic Growth Fund (K-2), Keystone Growth and Income Fund (S-1) and Keystone Tax Free Fund.

PURCHASE, REDEMPTION AND PRICING OF SHARES

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge after the first year following the month of purchase, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares and the Class C shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that Class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment.

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Funds' distributor, broker-dealers that have entered into special agreements with the Funds' distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Purchase Alternatives

         CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

         CLASS B SHARES

         The Funds offer Class B shares at net asset value (without a front-end load). With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 72 months after the month of your purchase. The Funds will charge CDSCs at the following rate:

REDEMPTION TIMING                                                    CDSC RATE


Month of purchase and the first twelve-month
         period following the month of purchase..........................5.00%
Second twelve-month period following the month of purchase...............4.00%
Third twelve-month period following the month of purchase................3.00%
Fourth twelve-month period following the month of purchase...............3.00%
Fifth twelve-month period following the month of purchase................2.00%
Sixth twelve-month period following the month of purchase................1.00%
Thereafter...............................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

         CLASS C SHARES

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. The Funds offer Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, the Funds will charge a

CDSC of 1.00% on shares  you   redeem  within 12-months after the  month of your
purchase.  See "Contingent Deferred Sales Charge" below.

         CLASS Y SHARES

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of the Capital Management Group of First Union National Bank ("FUNB"), Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plan"). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class a Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

         COMBINED PURCHASES

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

         RIGHTS OF ACCUMULATION

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         LETTER OF INTENT

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Shares That Are Not Subject to a Sales Charge or CDSC

         WAIVER OF SALES CHARGES

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

         WAIVER OF CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the account of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.00% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

HOW THE FUNDS VALUE SHARES

How and When a Fund Calculates its Net Asset Value per Share ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

How a Fund Values the Securities it Owns

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded in the over-the-counter market, other than on NMS, are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (5) Short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market.

         (6) Securities, including restricted securities, for which complete quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value or if no sale occurred; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

ANNUAL UPDATE TO FINANCIAL SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION FOR KEYSTONE DIVERSIFIED BOND FUND (B-2) AND KEYSTONE GROWTH AND INCOME FUND (S-1)

Expenses

     The table below shows the amounts paid by each Fund for expenses incurred for each of the last three fiscal years.

                                                                                                                   Aggregate Dollar
                                                                                               Aggregate           Amount of
                                                                                               Dollar              Underwriting
                                                                           Distribution        Amount of           Commissions
            Management            Advisory            Brokerage            Plan                Underwriting        Retained by
            Fees  (1)             Fees (2)            Commissions          Expenses            Commissions         Distributor
==========  ===================== =================== ==================== ==================  ==================  ================
1997 Fund
Expenses
            ===================== =================== ==================== ==================  ==================  ================
B-2         $855,600  (3)         $2,835,152          -0-                  $5,106,010          $4,248,691          $3,514,609
S-1         $445,564  (3)         $1,794,364          $656,022             $1,535,556          $1,017,961          $363,862

1996 Fund
Expenses
----------------------------------------------------------------------------------------------------------------------------------
B-2         $3,481,728            $2,959,469          -0-                  $6,610,025          $5,596,658          $4,615,371
S-1         $1,492,757            $1,268,843          $684,496             $1,738,556          $1,415,505          $334,606

1995 Fund
Expenses
B-2         $3,982,976            $3,385,529          -0-                  $7,545,356          $6,676,954          $5,231,567
S-1         $1,318,897            $1,121,062          $621,829             $1,267,118          $1,083,702          $629,377
==========  ===================== =================== ==================== ==================  ==================  ===============


(1) Paid to Keystone Management, Inc. each Fund's investment manager prior to December 11, 1996.

(2) Paid to Keystone Investment Management Company by Keystone Management, Inc., pursuant to an Investment Advisory Agreement between them.

(3) Paid to Keystone Management, Inc. for the period September 1, 1996 through December 11, 1996. After December 11, 1996, management fees were paid directly to Keystone Investment Management Company.


Total Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The average annual total returns for each Fund for the periods below ended August 31, 1997 (including applicable sales charges) are as follows:

Fund                One Year            Five Years          Ten Years
----                --------            -----------         ----------
B-2                 9.25%               6.55%               7.16%
S-1                 31.76%              15.36%              9.54%
============= ==================== =================== ===================


Current Yield

     Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund does not presently intend to advertise current yield.


Trustee Compensation

     Listed below is the compensation paid to Trustees for the fiscal year ended August 31, 1997:


Trustee                  From B-2            From S-1       From Fund Complex
-------                  --------            --------       -----------------
L.B. Ashkin                $2,161            $614           $65,100
F. Bam                     $1,761            $534           $52,675
R.J. Jeffries              $0                $0             $13,100
J.S. Howell                $2,311            $644           $102,500
G.M. McDonnell             $2,311            $644           $89,200
T.L. McVerry               $2,211            $624           $93,700
W.W. Pettit                $2,211            $624           $91,825
R.A. Salton                $2,061            $594           $94,500
M.S. Scofield              $2,161            $614           $95,700
F. Amling                  $3,386            $859           $43,200
C.A. Austin                $3,386            $859           $43,200
G.S. Bissell               $2,161            $614           $28,500
E.D. Campbell              $3,186            $819           $40,800
C.F. Chapin                $3,186            $819           $40,800
K.D. Gifford               $3,086            $799           $39,600
L. Keith                   $3,236            $829           $41,400
F.R. Keyser                $3,336            $849           $56,950
D.M. Richardson            $3,386            $859           $43,200
R.J. Shima                 $3,236            $829           $55,750
A.J. Simons                $3,236            $829           $41,400


Financial Statements

     The audited financial statements of the Funds and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

December 22, 1997

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The following  financial  statements are  incorporated  by reference to the
Registrant's   Annual  Report,   as  filed  with  the  Securities  and  Exchange
Commission.


Schedule of Investments                               August 31, 1997

Financial Highlights                                  For each of the years in
                                                      the ten-year period ended
                                                      August 31, 1997

Statement of Assets and Liabilities                   August 31, 1997

Statement of Operations                               Year ended
                                                      August 31, 1997

Statement of Changes in Net Assets                    For each of the years in
                                                      the two-year period ended
                                                      August 31, 1997

Notes to Financial Statements

Independent Auditors' Report                          September 26, 1997


Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendment No. 1
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 1
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Post-Effective Amendment No. 1
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Pre-Effective Amendment No. 1
          Distributor, Inc.                                      Filed on November 10, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Pre-Effective Amendment No. 1
          Services, Inc. (B-1)                                   Filed on November 10, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendment No. 1
          Inc. (B-2)                                             Filed on November 10, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Post-Effective Amendment No. 1
          Inc. (Evergreen/KCF)                                   Filed on December 12, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendment No. 1
          Inc.                                                   Filed on November 10, 1997

6(f)      Form of Principal Underwriting Agreement between       Incorporated by reference to
          the Registrant and Kokusai Securities Company          Registrant's Pre-Effective Amendment No. 1
          Limited                                                Filed on November 10, 1997

6(g)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incoporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP                        Not Applicable

11(b)     Consent of KPMG Peat Marwick LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KCF/Evergreen)                                        Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

15(d)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

16 Schedules for computation of performance quotations

17        Financial Data Schedule

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997


Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     Keystone Growth and Income Fund (S-1)        16,893

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 23rd day of December, 1997.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 23rd day of December, 1997.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

11(b)          Consent of KPMG Peat Marwick LLP
16             Schedules for computation of performance quotations
17             Financial Date Schedule